Note 7 - Vessels and Advances, Net	12 Months Ended
Dec. 31, 2024
Notes To Financial Statements [Abstract]
Vessels and advances, net [Text block]

7. Vessels and advances, net:

The amounts in the accompanying consolidated balance sheets are as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2023	$4,796,102	$(1,129,241)	$3,666,861
Depreciation	-	(165,460)	(165,460)
Vessel acquisitions, advances and other vessels’ costs	88,506	-	88,506
Vessel sales, transfers and other movements	(196,884)	53,774	(143,110)
Balance, December 31, 2023	$4,687,724	$(1,240,927)	$3,446,797
Depreciation	-	(162,750)	(162,750)
Vessel acquisitions, advances and other vessels’ costs	181,239	-	181,239
Vessel sales, transfers and other movements	(91,679)	13,405	(78,274)
Balance, December 31, 2024	$4,777,284	$(1,390,272)	$3,387,012

During the year ended December 31, 2024, the Company (i) took delivery of the 2011-built, secondhand dry bulk vessel Miracle (ex. Iron Miracle) with a capacity of 180,643 DWT (which was agreed to be acquired in 2023) and (ii) acquired the 2012-built, secondhand dry bulk vessel Prosper (ex. Lowlands Prosperity), the 2012-built secondhand dry bulk vessel Frontier (ex. Frontier Unity), the 2011-built, secondhand dry bulk vessel Nord Magnes (tbr. Magnes), the 2014-built, secondhand dry bulk vessel, Alwine (ex. Alwine Oldendorff) and the 2015-built, secondhand dry bulk vessel, August (tbr. August Oldendorff) with an aggregate DWT capacity of 663,036.

During the year ended December 31, 2024, the Company sold the dry bulk vessels Progress, Manzanillo, Konstantinos and Adventure which were held for sale at December 31, 2023, and the dry bulk vessels Alliance, Merida, Pegasus, Oracle, Titan I and Discovery and recognized an aggregate net gain of $3,788, which is separately reflected in Gain on sale of vessels, net in the accompanying consolidated statement of income for the year ended December 31, 2024.

During the year ended December 31, 2023, the Company acquired three secondhand dry bulk vessels the Enna (ex. Aquaenna), the Dorado (ex. Aquarange) and the Arya (ex. Ultra Regina) with an aggregate DWT capacity of 417,241.

During the year ended December 31, 2023, the Company purchased the 51% equity interest held by funds managed and/or advised by York Capital Management Global Advisors LLC and its affiliate Sparrow Holdings, L.P. (collectively, “York”) (Notes 9 and 10) in the company owning the 2001-built, 1,550 TEU capacity containership Arkadia, at a consideration price of $4,692. As a result, the Company acquired the controlling interest and became the sole shareholder of the vessel owning company (Note 10). The favorable lease terms associated with the vessel were recorded as an intangible asset (“Time charter assumed”) at the time of the acquisition in the amount of $320 (Note 14). Management accounted for this acquisition as an asset acquisition under ASC 805 “Business Combinations”.

On December 14 and 20, 2023, the Company decided to make arrangements to sell the dry bulk vessels Konstantinos and Progress, respectively. At these dates, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of these vessels as “held for sale” were met. As of December 31, 2023, the amount of $20,790, included in Vessels held for sale in the December 31, 2023 consolidated balance sheet, represented the fair market value of the vessels based on the vessel’s estimated sale price, net of commissions (Level 2 inputs of the fair value hierarchy). The difference between the estimated fair value less cost to sell of the vessels and the vessels’ carrying value, amounting to $2,305, was recorded in the year ended December 31, 2023, and is separately reflected as Loss on vessels held for sale in the accompanying consolidated statement of income. Both vessels were delivered to their new owners during the first quarter of 2024.

On December 2 and 18, 2023, the Company decided to make arrangements to sell the dry bulk vessels Adventure and Manzanillo, respectively. At these dates, the Company concluded that all the criteria required by the relevant accounting standard, ASC 360-10-45-9, for the classification of these vessels as “held for sale” were met. As of December 31, 2023, the amount of $19,517, included in Vessels held for sale in the December 31, 2023 consolidated balance sheet, represented the aggregate carrying value of Adventure and Manzanillo at the time that held for sale criteria were met on the basis that as of that date each vessel’s fair value less cost to sell exceeded each vessel’s carrying value. Both vessels were delivered to their new owners during the first half of 2024.

During the year ended December 31, 2023, the Company sold the container vessels Sealand Washington and Maersk Kalamata, which were held for sale at December 31, 2022, the container vessel Oakland and the dry bulk vessels Miner, Taibo, Comity, Peace, Pride and Cetus and recognized an aggregate net gain of $112,220, which is included in Gain on sale of vessels, net in the accompanying consolidated statement of income for the year ended December 31, 2023.

During the year ended December 31, 2022, the Company acquired the secondhand container vessel Dyros with a TEU capacity of 4,578, and three secondhand dry bulk vessels, the Oracle, Libra and Norma, with an aggregate DWT of 172,717. Furthermore, during the year ended December 31, 2022, the Company prepaid the outstanding balances of Jodie Shipping Co., Kayley Shipping Co., Plange Shipping Co. and Simone Shipping Co. finance lease liabilities (Note 12) and re-acquired the 2013-built, 8,827 TEU container vessels, MSC Athens and MSC Athos and the 2014-built, 4,957 TEU container vessels, Leonidio and Kyparissia. In addition, during the year ended December 31, 2022, the Company prepaid the outstanding balance of Benedict Maritime Co. finance arrangement (Note 11.B.2) and re-acquired the 2016-built, 14,424 TEU container vessel Triton.

During the year ended December 31, 2022, the Company sold the dry bulk vessel Thunder which was classified as held for sale at March 30, 2022 and the container vessels Messini, Sealand Michigan, Sealand Illinois and York, which were classified as held for sale at December 9, 2021 and recognized an aggregate gain of $126,336, which is separately reflected in Gain on sale of vessels, net in the accompanying consolidated statement of income for the year ended December 31, 2022.

During the year ended December 31, 2024, the Company did not record any impairment loss in relation to its vessels.

During the year ended December 31, 2023, the Company recorded an impairment loss in relation to two of its dry bulk vessels in the amount of $434. The fair values of these vessels were determined through Level 2 inputs of the fair value hierarchy (Note 23).

During the year ended December 31, 2022, the Company recorded an impairment loss in relation to four of its dry bulk vessels in the amount of $1,691. The fair values of these vessels were determined through Level 2 inputs of the fair value hierarchy (Note 23).

As of December 31, 2024, 89 of the Company’s vessels, with a total carrying value of $2,511,474, have been provided as collateral to secure the long-term debt discussed in Note 11. This excludes the vessels YM Triumph, YM Truth, YM Totality, YM Target and YM Tiptop, the four vessels acquired in 2018 under the Share Purchase Agreement (Note 11.B) with York and seven unencumbered vessels.